Non-Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Non-Current Financial Assets
Schedule of non-current financial assets

	December 31,
	2020	2019
Cost at opening balance	1,939	341
Bank guarantees granted	0	1,888
Reimbursement security deposit	0	(290)
Acquisition through business combinations	286	—
Net book value	2,225	1,939